Stock-Based Compensation - Weighted Average Estimated Fair Value and Assumptions Utilized by Company for Newly Issued Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Estimated fair value	$ 10.19	$ 10.55	$ 8.36
Risk-free interest rates	0.90%	2.50%	2.50%
Dividend yield	2.60%	2.50%	3.00%
Stock volatility factor	0.49%	0.47%	0.47%
Expected life of options (in years)	5 years 6 months	5 years 6 months	5 years 6 months